Commitments and contingencies (Details) € in Thousands				1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 26, 2019	Mar. 29, 2019 EUR (€)	Dec. 14, 2017 EUR (€)	May 31, 2017	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Oct. 11, 2019 EUR (€)	Jul. 31, 2015 EUR (€)
Commitments and contingencies
FCPA related charge		€ 231,700				€ 77,200	€ 200,000
Increase in anticipated legal expenses and impairments						€ 223,980
Independent compliance monitor for a period (in years)		2 years
Monitorship period commenced	2 years
Net litigation settlement expense recorded					€ 60,000
Subpoena from the United States Attorney for the Northern District of Texas
Commitments and contingencies
Litigation settlement by Davita Rx			€ 63,700
United States Attorney for the Middle District of Tennessee
Commitments and contingencies
Litigation settlement by Davita Rx			€ 63,700
Number of subsidiaries to which subpoenas were issued				2
Hawaii Medicaid False Claims
Commitments and contingencies
Litigation settlement amount									€ 8,000
FMCH
Commitments and contingencies
Amount payable for dismissal and release of all claims								€ 5,200
Litigation settlement amount					220,000
Litigation settlement insurance recovery					€ 220,000
Number of plaintiffs					4
Number of plaintiffs intend to continue litigation					0
Number of U.S. FDA Pending Warning Letters					1